Trade Accounts Receivable - Summary of Trade Accounts Receivables (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Accounts receivable	$ 8,958,516
Allowance for doubtful accounts	(4,909,174)
Total	4,049,342
Accounts receivable	1,929,015,405	$ 1,660,486,662
Related parties (Note 19)		29,095,607
Receivable with U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	133,044,253	173,346,267
Accounts receivable in litigation	19,791,240	28,087,052
Notes receivables	180,946	58,010
Foreign customers	3,248,539	2,383,349
Subtotal	2,085,280,383	1,893,456,947
Allowance for doubtful accounts	(20,652,555)	(28,087,052)
Total	$ 2,064,627,828	$ 1,865,369,895